Organizations and Principal Activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organizations and Principal Activities [Line Items]
ViEs assets percentage	91.90%	98.90%
VIEs liabilities percentage	96.40%	95.50%
Net loss	¥ 22.6	¥ 322.5	¥ 2,162.8
Accumulated deficit	4,540.8
Cash and cash equivalents	137.5
Cash Equivalents [Member]
Organizations and Principal Activities [Line Items]
Cash and cash equivalents	¥ 54.3